INCOME PER SHARE (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Per Share [Abstract]
Warrants to purchase shares of common stock (in Shares)		308,197
Dilutive options (in Shares)	1,000
Options to purchase shares of common stock (in Shares)	82,000	53,000	72,200